Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
8.
INTANGIBLE ASSETS, NET

Finite-lived intangible assets

	As of December 31, 2021
	Gross carrying value	Accumulated amortization and impairment	Net carrying value
	RMB	RMB	RMB
Intellectual property rights (i)	505,546	(223,358)	282,188
Traffic acquisition agreement	546,150	(546,150)	—
Published mobile games	514,664	(491,614)	23,050
Trademarks	165,292	(116,589)	48,703
Online literature	155,085	(76,433)	78,652
Domain names	188,388	(116,239)	72,149
Technology	101,730	(70,342)	31,388
Others	31,738	(22,563)	9,175
	2,208,593	(1,663,288)	545,305

	As of December 31, 2022
	Gross carrying value	Accumulated amortization and impairment	Net carrying value	Net carrying value
	RMB	RMB	RMB	US$
Intellectual property rights (i)	532,184	(252,647)	279,537	40,529
Published mobile games	514,664	(514,664)	—	—
Trademarks	165,404	(120,809)	44,595	6,466
Online literature	141,758	(110,109)	31,649	4,589
Domain names	185,558	(123,491)	62,067	8,999
Technology	101,730	(90,688)	11,042	1,601
Others	17,738	(9,943)	7,795	1,129
	1,659,036	(1,222,351)	436,685	63,313

(i)
Intellectual property rights include various rights the Company acquires either individually or in a bundle to broadcast, operate, publish, translate, distribute and/or adapt various forms of media, including but not limited to online games, literature and films.

RMB15,391, nil and nil of impairment charges were recognized on intangible assets and are included in “Cost of revenues” in the consolidated statements of comprehensive loss for the years ended December 31, 2020, 2021 and 2022, respectively.

Amortization expense was RMB302,188, RMB162,182 and RMB177,019 (US$25,665) for the years ended December 31, 2020, 2021 and 2022, respectively. Estimated amortization expense relating to the existing intangible assets for each of the next five years is as follows:

	RMB	US$
Within 1 year	91,448	13,259
Between 1 and 2 years	65,791	9,539
Between 2 and 3 years	59,113	8,571
Between 3 and 4 years	56,732	8,225
Between 4 and 5 years	51,975	7,536